Capital - Schedule of Information Relating to Subsidiaries that Reported Non-Controlling Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2016
Disclosure of analysis of other comprehensive income by item [line items]
Revenue	$ 12,731	$ 25,188	$ 44,808
Net Profit (Loss)	(88,333)	(103,683)	(67,255)	$ (22,606)
Net Profit (Loss) attributable to NCI	(9,640)	(4,315)
Other comprehensive income	(19,122)	22,997	(4,308)
Total comprehensive income	(107,455)	(80,686)	(71,618)
Total comprehensive income attributable to NCI	(97,125)	(75,963)	(71,607)
Current assets	487,641	323,221	312,497		$ 363,863
Non-current assets	13,199	9,661	18,935		7,451
Current liabilities	46,869	45,453	56,171		85,506
Non-current liabilities	3,699	3,443	$ 590		$ 548
Calyxt Inc. [member]
Disclosure of analysis of other comprehensive income by item [line items]
Revenue	236	747
Net Profit (Loss)	(28,517)	(18,837)
Net Profit (Loss) attributable to NCI	(9,640)	(4,315)
Other comprehensive income	(5,373)	(5,856)
Total comprehensive income	(33,891)	(24,693)
Total comprehensive income attributable to NCI	(10,330)	(4,723)
Current assets	97,735	59,753
Non-current assets	4,539	2,072
Current liabilities	5,460	3,027
Non-current liabilities	826
Net assets	95,987	64,852
Net assets attributable to NCI	$ 29,257	$ 13,145